Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000014885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.46%	7.96%	4.89%
C000014888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.07%	8.43%	4.72%
C000148173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000070263
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014885
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%	9.24%	5.51%
Without Sales Load [Member] | C000014888
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%	8.43%	4.72%
Without Sales Load [Member] | C000148173
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%	9.56%	5.85%
Without Sales Load [Member] | C000014889
Average Annual Return [Line Items]
Average Annual Return, Percent	12.14%	9.51%	5.77%
Without Sales Load [Member] | C000070263
Average Annual Return [Line Items]
Average Annual Return, Percent	12.17%	9.52%	5.79%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	11.15%	8.88%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	11.15%	8.88%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	11.15%	8.88%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	11.15%	8.88%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	11.15%	8.88%